First Trust Merger Arbitrage ETF Expense Example, No Redemption - First Trust Merger Arbitrage ETF - First Trust Merger Arbitrage ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 172
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	918
Expense Example, No Redemption, 10 Years	$ 1,998